Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2018
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Cash and Cash Equivalents

Note 5 – Cash and Cash Equivalents

a)	Detail of cash and cash equivalents

The detail of the balances included under cash and cash equivalents is as follows:

	As of December 31,
	2018	2017
	MCh$	MCh$
Cash and deposits in banks
Cash	255,449	254,824
Deposits in the Central Bank of Chile	70,444	53,187
Deposits in local banks	4,422	9,389
Deposits in foreign banks	657,365	646,630

Subtotals cash and deposits in banks	987,680	964,030

Cash items in process of collection, net	71,493	47,521
Highly liquid financial instruments (1)	194,412	35,014
Investments under resale agreements (2)	109,467	28,524

Totals cash and cash equivalents	1,363,052	1,075,089

(1)

Highly liquid financial instruments: Corresponds to those financial instruments included in the Financial instruments at fair value through profit or loss Financial trading and available-for-sale portfolios with maturities that do not exceed three months from the acquisition date and the detail is as follows:

		As of December 31,
	Notes	2018	2017
		MCh$	MCh$
Highly liquid financial instruments
Financial instruments at fair value through profit or loss	6	15,741	—
Trading investments	6	—	19,239
Financial instruments at fair value through other comprehensive income	11	178,671	—
Available for sale investments	11	—	15,775

Totals		194,412	35,014

(2)

Investments under resale agreements: corresponds to resale agreements with maturities that do not exceed three months from the acquisition date, which are presented under the item “Investments under resale agreements” in the Consolidated Statement of Financial Position. The detail is as follows:

			As of December 31,
	Notes		2018	2017
			MCh$	MCh$
Investment under resale agreements	7a	)	109,467	28,524
b)	Cash in the process of collection

a.	Cash in process of collection and in process of being cleared

Cash items in process of collection and in process of being cleared represent domestic transactions, which have not been processed through the central domestic clearinghouse, or international transactions that may be delayed in settlement due to timing differences. The detail of these balances is as follows:

	As of December, 31
	2018	2017
	MCh$	MCh$
Assets
Documents held by other banks (documents to be cleared)	77,085	66,996
Funds receivable	241,573	90,021

Subtotals assets	318,658	157,017

Liabilities
Funds payable	247,165	109,496

Subtotals liabilities	247,165	109,496

Cash items in process of collection, net	71,493	47,521

b.	Other operating cash flows

Based on the nature of its activities, the Bank considers that its funding has a direct relationship with its loan and investing portfolio; for such purpose all those activities are taken into consideration to determine, approve and monitor the financial strategies that guide the Bank with respect to the composition of its assets and liabilities, cash inflows and outflows and transactions with financial instruments.

Finally, the Bank, based on its overall business strategy, considers that gains and losses derived from these transactions are part of the main revenue generating activities and core business, and that the presentation of the cash flows from those items under operating activities consequently shows consistency between our Consolidated Statement of Income and our Consolidated Statement of Cash Flows.

Examples of cash flows from operating activities are:

i. Investments under resale agreements and obligations under repurchase agreements. These items represent the cash flows (collections and payments) corresponding to the purchase and sale of obligations and securities lending associated with financial intermediation activities (see Note 7).

ii. Investments portfolio. This item represents the cash flows (collections and payments) of our trading and investment portfolios (see Notes 6 and 11).

iii. Foreign borrowings and repayment of foreign borrowings. These items represent the cash flows (funds received and payments made) from interbank borrowings (see note 17) which are mainly used in the financing of customers through foreign trade loans, which are included as part of the following items: “Interbank loans” (see Note 9) and “Loans and accounts receivable from customers” (see Note 10).

iv. Increase and repayment of other borrowings. These items represent the cash flows (collections and payments) arising from the obligations corresponding to financing or operations specific to the business (see Note 18).